Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE

11. EARNINGS PER SHARE

Basic earnings per share (“EPS”) is determined by dividing net income attributable to common shareholders by the weighted average number of common shares and DSUs outstanding during the period. Diluted EPS is computed by dividing net income attributable to common shareholders by the weighted average number of common shares and DSUs outstanding during the period, adjusted for the exercise and/or conversion of all potentially dilutive securities. Such dilutive items include Company contributions to the senior management stock option plan, convertible debentures and shares issued under the dividend reinvestment plan.

The following table reconciles the computation of basic and diluted earnings per share:

For the	Year ended December 31
millions of Canadian dollars (except per share amounts)	2017	2016
Numerator
Net income attributable to common shareholders	$266.1	$227.2
Convertible Debentures	-	0.2
Diluted numerator	266.1	227.4
Denominator
Weighted average shares of common stock outstanding	212.3	170.4
Weighted average deferred share units outstanding	1.1	1.0
Weighted average shares of common stock outstanding – basic	213.4	171.4
Stock-based compensation	0.6	0.6
Convertible Debentures	0.1	0.2
Weighted average shares of common stock outstanding – diluted	214.1	172.2
Earnings per common share
Basic	$1.25	$1.33
Diluted	$1.24	$1.32